Document Information	12 Months Ended
Dec. 31, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
Amendment Description
CIK	0000949157
Registrant Name	Century Aluminum Company
Period End Date	Dec. 31, 2025
Reporting Currency	USD